PROPERTY AND EQUIPMENT, NET	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE – 7 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of March 31,
	2023	2024	2024
	HKD	HKD	USD

Office equipment, at cost	$156,202	$162,327	$20,811
Less: accumulated depreciation	(85,521)	(115,806)	(14,847)

Property and equipment, net	$70,681	$46,521	$5,964

Depreciation expense for the years ended March 31, 2022, 2023 and 2024 were HKD21,601, HKD31,055 and HKD30,285 (USD3,883), respectively.